SCHEDULE OF FINANCIAL STATEMENT AMOUNTS AND BALANCES OF VIE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Current assets	$ 16,549,752	$ 10,840,214
Total assets	36,412,799	25,202,229
Current liabilities	7,528,862	11,696,969
Total liabilities	9,878,050	14,179,220
Revenue	25,494,564	18,219,959	$ 16,396,018
Net income	4,609,453	3,098,317	2,562,636
Net cash provided by operating activities	4,053,124	2,643,076	7,104,823
Net cash used in investing activities	(7,443,745)	(3,003,043)	(8,429,958)
Net cash provided by financing activities	5,352,682	112,492	804,680
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Current assets	14,860,224	10,840,214
Non-current assets	20,735,714	14,362,015
Total assets	35,595,938	25,202,229
Current liabilities	7,283,758	11,696,969
Non-current liabilities	2,349,188	2,482,251
Total liabilities	9,632,946	14,179,220
Revenue	25,494,564	18,219,959	16,396,018
Net income	4,902,246	3,098,317	2,562,636
Net cash provided by operating activities	4,437,583	2,643,076	7,104,822
Net cash used in investing activities	(6,443,745)	(3,003,043)	(8,429,958)
Net cash provided by financing activities	$ 3,493,925	$ 112,492	$ 804,680